License Agreements	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
License Agreements
17.	LICENSE AGREEMENTS

Array Biopharma

On January 3, 2018, the Company entered into a new license agreement with Array pursuant to which the Company obtained an exclusive, worldwide license to develop, manufacture and commercialize Array’s pan-HER inhibitor, ARRY-543 (which the Company refers to as ASLAN001 or varlitinib) varlitinib for all human and animal therapeutic, diagnostic and prophylactic uses. This new license agreement replaces and supersedes the previous collaboration and license agreement with Array dated July 12, 2011.

Under the new license agreement, the Company agreed to use commercially reasonable efforts to obtain approval by the U.S. FDA or the applicable health regulatory authority and commercialize varlitinib.

In consideration of the rights granted under the agreement, the Company made an initial upfront payment to Array of $12 million in January 2018 and an additional payment $11 million in June 2018, respectively, that were capitalized as a separately acquired intangible asset. In addition, the Company will be required to pay up to $30 million if certain development milestones are achieved, $20 million if certain regulatory milestones are achieved, and up to $55 million if certain commercial milestones are achieved. The Company is also required to pay Array tiered royalties in the low tens on net sales of varlitinib. The royalty obligations will continue on a country-by-country basis through the later of the expiration of the last valid patent claim for varlitinib or ten years after the first commercial sale of varlitinib in a given country.

On November 11, 2019, the Company announced that the global pivotal clinical trial testing varlitinib in biliary tract cancer did not meet its primary endpoints. As a result, the Company decided to stop investing in the further development of varlitinib at this time and the estimated future cash flows expected to arise from the drug decreased. The Company carried out a review of the recoverable amount of varlitinib and determined that the carrying amount $23 million was not recoverable. See Note 12.

As of December 31, 2020, the Company did not accrue for the above contingent payments since the milestones are not achieved.

Almirall

In 2012, the Company originally entered into a global licensing agreement with Almirall to develop DHODH inhibitor, LAS186323, which the Company refers to as ASLAN003, for rheumatoid arthritis (excluding any topical formulation), without upfront payments. Under the license agreement, the Company agreed to fund and develop ASLAN003 to the end of Phase 2 through a development program conducted in the Asia-Pacific region.

The original license agreement was replaced by a new agreement, executed in December 2015 and amended in March 2018, granting an exclusive, worldwide license to develop, manufacture and commercialize ASLAN003 products for all human diseases with primary focus on oncology diseases, excluding topically-administered products embodying the compound for keratinocyte hyperproliferative disorders, and the non-melanoma skin cancers basal cell carcinoma, squamous cell carcinomas and Gorlin Syndrome. Under the license agreement, Almirall is eligible to receive milestone payments and royalties based on the sales generated by the Company and/or sublicensees. As of December 31, 2020, the Company did not accrue for the above contingent payments since the milestones are not achieved.

CSL

The Company entered into a global license agreement with CSL Limited (“CSL”), in May 2014, to develop the anti-IL13 receptor monoclonal antibody, CSL334 (which the Company refers to as ASLAN004) and antigen binding fragments thereof, for the treatment, diagnosis or prevention of diseases or conditions in humans, without upfront payments. This license agreement was amended in May 31, 2019, pursuant to which the Company obtained an exclusive, worldwide license to certain intellectual property owned or licensed by CSL, including patents and know-how, to develop, manufacture for clinical trials and commercialize ASLAN004 for the treatment, diagnosis or prevention of diseases or conditions in humans. The Company’s development under such agreement is currently focused on the treatment of respiratory and inflammatory conditions, and in particular, atopic dermatitis.

Under the amended agreement, the Company is generally obligated to use diligent efforts to develop ASLAN004 products in accordance with the development plan, to obtain marketing approvals for ASLAN004 products worldwide and to commercialize ASLAN004 products, either by itself or through sublicensees.

In consideration of the rights granted to the Company under the amended agreement, the Company will make a first payment of $30 million to CSL upon commencement of a Phase 3 clinical trial of ASLAN004. The Company will also be required to pay up to an aggregate of $95 million to CSL if certain regulatory milestones are achieved, up to an aggregate of $655 million if certain sales milestones are achieved and tiered royalties on net sales of ASLAN004 products ranging between a mid-single digit percentage and 10%. As of December 31, 2020, the aforementioned milestones have not been met.

Hyundai Pharm Co., Ltd.

In October 2015, the Company entered into a license agreement with Hyundai Pharm Co., Ltd. (“Hyundai”). Under the terms of the license agreement, the Company granted Hyundai options to acquire the rights to use its intellectual property to develop and commercialize varlitinib for the treatment of cholangiocarcinoma (i.e., CCA) in South Korea, and the Company has received an option payment of $250,000 from Hyundai in 2016. As there was no performance obligation required for the Company, the payment was recognized as revenue, and the related cost of revenue in the amount of $125,000 paid to one of the third parties with whom the Company has a licensing agreement as part of the payment for the proceeds from out-licensing was recognized as cost of revenue, for the year ended December 31, 2016. The Company was eligible for additional regulatory and commercial milestones payments as well as royalties on product sales.

In February 2019, the Company made a payment of $325,000 to Hyundai in order to buy back the rights to commercialize varlitinib in South Korea.

Exploit Technologies Pte Ltd. (“ETPL”)/P53 Laboratory

The Company entered into a licensing agreement with ETPL, in August 2016, to license Intellectual Property (IP) arising from a research collaboration with ETPL’s P53 Laboratory. The IP focuses on generation of novel immuno-oncology antibodies targeting recepteur d’origine nantais (“RON”) and such antibodies are referred to by the Company collectively as ASLAN005. The license fee of SG$100,000 (or $73,400) was capitalized as a separately acquired intangible asset. Under the license agreement, the Company has the exclusive rights to develop and commercialize ASLAN005 worldwide. ETPL is eligible to receive up to an aggregate of SG$12 million (or $8,978,951) in milestone payments if certain development and commercial milestones are achieved, as well as royalties calculated based on any sales generated by the Company.

In August 2016, the Company and ETPL’s P53 Laboratory entered into a three-year research collaboration agreement. Under the terms of the agreement, the Company will be responsible for the design of innovative clinical development programs, in collaboration with P53 Laboratory, which will continue to be responsible for the preclinical development of the antibody assets.

On July 5, 2019, the Company decided not to engage in further development of the licensed intellectual property for ASLAN005 from ETPL. The agreement relating to the research collaboration with ETPL’s P53 Laboratory was terminated effective September 3, 2019. As a result, the Company carried out a review of the recoverable amount of ASLAN005 and determined that the carrying amount $73,400 was fully impaired as of December 31, 2019. See Note 12.

Nanyang Technological University

The Company entered into a licensing and research collaboration agreement with Nanyang Technological University (NTU) in October 2016, for the development of modybodies against three targets of the Company’s choice. In July 2018, the technology for modybodies was separated from NTU and licensed to a new company, DotBio Pte. Ltd. In exchange for giving up its residual rights and options in respect to the technology, the Company received 599,445 shares of DotBio Pte. Ltd. equivalent to SG$255,000 ($187,244) (see Note 8), together with 599,445 units of warrant to subscribe for the same number of shares at a subscription price of $0.32 which was the same value per share as applied to other new investors in this round (see Note 7). Accordingly, the Company recorded other income of $187,244 for the year ended December 31, 2018.

BioGenetics Co. Ltd.

In February 2019, the Company entered into a licensing agreement with BioGenetics to grant exclusive rights to commercialize varlitinib in South Korea in exchange for an upfront payment of $2 million and up to $11 million in sales and development milestone payments. The Company is also eligible to receive tiered double digit royalties on net sales up to the mid-twenties. The Company has no other performance obligation in addition to the license, and BioGenetics will be responsible for obtaining initial and all subsequent regulatory approvals of varlitinib in South Korea.

In March 2019, the Company entered into another licensing agreement with BioGenetics to grant exclusive rights to commercialize ASLAN003 in South Korea in exchange for an upfront payment of $1 million and up to $8 million in sales and development milestone payments. The Company is also eligible to receive tiered double digit royalties on net sales from the high-teens to the mid-twenties range. The Company has no other performance obligation in addition to the license, and BioGenetics will be responsible for obtaining initial and all subsequent regulatory approvals of ASLAN003 in South Korea. There is no transaction with BioGenetics in 2020.

Net revenue and cost of revenue

With regards to the two licensing agreements with BioGenetics, the Company has no other performance obligation in addition to the licenses, and BioGenetics will be responsible for obtaining initial and all subsequent regulatory approvals of varlitinib and ASLAN003 in South Korea. Since the Company has no other performance obligation in addition to the licenses, the Company recognized the upfront combined payments of US$3 million as revenue in FY 2019.

Under the in-license agreement to develop ASLAN003 with Almirall, Almirall is eligible to receive a payment of 10% (ten per cent) of the proceeds from the out-licensing of ASLAN003. The related cost of revenue in the amount of $82,259 payment to Almirall and payment of $325,000 to Hyundai in order to buy back the rights to commercialize varlitinib in South Korea was recognized as operating costs accordingly in FY 2019.